Capital and Other Components of Equity (Tables)	12 Months Ended
Mar. 31, 2020
Default Root [Abstract]
Summary of Warrants
(f)	Warrants:

The warrants of the Corporation are composed of the following as at March 31, 2020 and 2019:

			March 31,			March 31,
			2020			2019
	Number	Number		Number	Number
	outstanding	vested	Amount	outstanding	vested	Amount

Warrants IQ financing (i)	—	—	$—	750,000	750,000	$648,820
Warrants IFF (ii)	2,000,000	—	388,281	—	—	—
Warrants AMI (iii)	4,175,000	3,300,000	18,209,495	—	—	—
	6,175,000	3,300,000	$18,597,776	750,000	750,000	$648,820
(i)	During the year ended March 31, 2020, Neptune issued 750,000 common shares of the Corporation for warrants exercised for a total cash consideration of $2,527,500.
(ii)

During the year ended March 31, 2020, Neptune granted 2,000,000 warrants with an exercise price of US$12.00 expiring on November 7, 2024. The warrants, granted in exchange for services to be rendered by nonemployees, vest in four equal biannual installments, starting on May 7, 2020. As at March 31, 2020, the fair value of the services to be rendered has been estimated using the fair value of the warrants using the Black-Scholes option pricing model to be $999,443 (US$0.7 million) of which $388,281 was recognized as an expense during the year ended March 31, 2020. The Corporation used a risk-free rate of 1.70%, a volatility of 81% and a contractual life of 5 years in the model. These inputs are classified as Level 3 in the fair value hierarchy. Each quarter-end, the fair value of the non vested warrants will be revaluated.

(iii)

During the year ended March 31, 2020, Neptune granted 4,175,000 warrants with an exercise price of US$8.00 expiring on October 3, 2024 and February 5, 2025. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. The fair value of the warrants is based on the fair value of the services which are reliably measurable. The fair value has been estimated to $23,131,195 (US$16.7 million) of which $18,209,495 was recognized as an expense during the year ended March 31, 2020.